S000073359 MSCI World ex US Index One [Member] Investment Strategy - FlexShares ESG & Climate Developed Markets ex-US Core Index Fund	Oct. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Underlying Index, administered by NTI in its capacity as index provider (the “Index Provider”), is designed to reflect the performance of a selection of companies that exhibit certain environmental, social and governance (“ESG”) characteristics in the aggregate, while also seeking to provide broad-market, core exposure to publicly traded equity securities issued by companies domiciled in developed market countries, excluding the U.S., i.e., the constituents in the Northern Trust Developed Markets ex-US Large Cap IndexSM (the “Eligible Universe”).The Northern Trust Developed Markets ex-US Large Cap IndexSM is a sub-index of the Northern Trust Global IndexSM, where eligible securities are limited to those of companies that are domiciled in non-U.S. developed market countries and designated as large- or mid-capitalization companies by NTI. As of December 31, 2024, the Index Provider classifies the following as developed market countries outside of the U.S.: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom.
The Underlying Index starts by excluding certain companies from the Eligible Universe that, based on third-party data, are determined to have certain levels of controversial business involvement or behavior, including in tobacco, weaponry, thermal coal, unconventional oil and gas, and for-profit prisons, or to have caused, contributed to or are linked to certain violations of international norms and standards. Such exclusions are based on percentage of revenue thresholds for certain categories (e.g., those that receive significant revenue from production, retail and distribution of civilian weapons) and categorical exclusions for others (e.g., tobacco producers). The above-described exclusionary screens are applied with each reconstitution of the Underlying Index. The Index Provider may modify this list of excluded companies at any time, at its own discretion.
The Underlying Index next applies an optimization process to minimize variance to the Eligible Universe while also targeting certain ESG characteristics, which is designed to produce an index that, relative to the Eligible Universe: (a) has an aggregate higher scoring of certain ESG characteristics, as measured by the Northern Trust ESG Vector Score (“ESG Vector Score”) described below, (b) improves the carbon risk rating, as measured by certain carbon-related risk metrics, and (c) decreases the weighted average carbon intensity and potential emissions.
The ESG Vector Score is designed to rank companies based on their management of and exposure to material ESG metrics as defined by the Sustainability Accounting Standards Board (“SASB”) Standards. In addition, the Index Provider uses available data from Institutional Shareholder Services ESG Solutions to assess carbon emissions intensity, carbon reserves and a carbon risk rating. Carbon emissions intensity measures (i) direct greenhouse gas emissions from sources controlled or owned by the company (e.g., emissions associated with fuel combustion in boilers, furnaces, or vehicles); and (ii) indirect greenhouse gas emissions associated with the purchase of electricity, steam, heat or cooling against sales by the company. Carbon reserves measure the total estimated greenhouse gas emissions attributable to a company’s fossil fuel reserve assets. The carbon risk rating provides an assessment of a company’s ability to mitigate the risks of transition to a lower carbon economy based on its specific baseline carbon risk exposure.
In the event that metrics or other data used to construct the ESG Vector Score as well as carbon emissions intensity, carbon reserves and/or the carbon risk rating are not available or otherwise deemed unreliable, NTI may make reasonable estimates or otherwise exercise its discretion to implement the optimization process.
Notwithstanding the optimization process, it is possible that the Underlying Index will include (and therefore the Fund could invest in) securities that, individually, have a lower ESG Vector Score, lower carbon risk rating, or higher emissions relative to the weighted average of the Eligible Universe. The optimization process also includes constituent, liquidity, turnover, country, region, sector, industry group and weight constraints so that these characteristics in the Underlying Index vary within acceptable bands relative to the Eligible Universe.
As of December 31, 2024, the Underlying Index was comprised of 240 constituents with market capitalizations ranging from $5.3 billion to $483.8 billion. The Underlying Index is reconstituted quarterly under normal market conditions. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts and forward currency contracts, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index. The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing index futures contracts (also known as “equitization”). This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This futures exposure may or may not match the Fund’s Underlying Index and create indirect exposure to companies that have been excluded from the Underlying Index. The Fund will not invest directly in securities that have been excluded from the Fund’s Underlying Index.
The Underlying Index is created and sponsored by NTI, as the Index Provider. NTI also serves as the investment adviser to the Fund. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
From time to time the Fund may focus its investments (i.e., invest more than 15% of its total) in one or more particular countries or geographic regions. As of December 31, 2024, the Fund focused its investments in Japan.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.